INCOME PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Numerator:
Net income attributable to the Company - basic (in dollars)		$ 107,161	$ 68,944	$ 118,471
Net income attributable to the Company - diluted (in dollars)	[1]	$ 107,425	$ 69,605	$ 119,121
Denominator:
Weighted average ordinary shares outstanding used in computing basic income per share		60,434,019	60,189,004	59,170,050
Effect of dilutive securities
Convertible Bond		788,800	784,400	776,800
Share options		0	0	642,184
Restricted shares		25,746	38,106	22,422
Weighted average ordinary shares outstanding used in computing diluted income per share		61,248,565	61,011,510	60,611,456
Income per share - basic (in dollars per share)		$ 1.77	$ 1.15	$ 2.00
Income per share - diluted (in dollars per share)		$ 1.75	$ 1.14	$ 1.97

[1]	For the year ended June 30, 2016, 2017 and 2018, interest accretion related to the Convertible Bond of $650, $661 and $264, respectively, is added back to derive net income attributable to the Company for computing diluted income per share.